Financial Risk Management (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Interest rate increase by 1% [Member]
Impact on net profit after tax	$ (1,034)	$ (901)	$ (862)
Interest rate decrease by 1% [Member]
Impact on net profit after tax	$ 1,034	$ 901	$ 862